Document and Entity Information	Dec. 08, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001866757
Document Type	8-K
Document Period End Date	Dec. 08, 2023
Entity Registrant Name	Brilliant Earth Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40836
Entity Tax Identification Number	87-1015499
Entity Address, Address Line One	300 Grant Avenue
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	(800)
Local Phone Number	691-0952
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.0001 par value per share
Trading Symbol	BRLT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false